TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Trade receivables	Rp 11,016	Rp 9,301
Third parties
Trade and other receivables
Trade receivables	9,275	7,287
Related parties
Trade and other receivables
Trade receivables	1,741	2,014
Gross or Cost
Trade and other receivables
Trade receivables	17,223	14,844
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	14,312	11,469
Gross or Cost | Individual and business subscribers | Third parties
Trade and other receivables
Trade receivables	12,729	10,674
Gross or Cost | Overseas international carriers | Third parties
Trade and other receivables
Trade receivables	1,583	795
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,911	3,375
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,353	1,495
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	479	672
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	494	522
Gross or Cost | PT Indosat Tbk (“Indosat”)
Trade and other receivables
Trade receivables	150	219
Gross or Cost | Other related entities
Trade and other receivables
Trade receivables	435	467
Provision for impairment
Trade and other receivables
Trade receivables	(6,207)	(5,543)	Rp (4,331)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(5,037)	(4,182)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	Rp (1,170)	Rp (1,361)